Expense Example - FidelitySAIInternationalValueIndexFund-PRO - FidelitySAIInternationalValueIndexFund-PRO - Fidelity SAI International Value Index Fund - Fidelity SAI International Value Index Fund	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 17
3 years	55
5 years	96
10 years	$ 217